Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,068,291.48

Principal:
Principal Collections	$24,550,168.01
Prepayments in Full	$17,664,121.27
Liquidation Proceeds	$724,674.28
Recoveries	$105,555.53
Sub Total	$43,044,519.09
Collections	$47,112,810.57

Purchase Amounts:
Purchase Amounts Related to Principal	$333,910.42
Purchase Amounts Related to Interest	$1,923.82
Sub Total	$335,834.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,448,644.81

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$47,448,644.81
Servicing Fee	$871,247.23	$871,247.23	$0.00	$0.00	$46,577,397.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,577,397.58
Interest - Class A-2 Notes	$11,519.50	$11,519.50	$0.00	$0.00	$46,565,878.08
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$46,171,078.08
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$46,023,519.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,023,519.75
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$45,940,033.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,940,033.67
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$45,870,700.34
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,870,700.34
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$45,773,033.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,773,033.67
Regular Principal Payment	$41,428,957.71	$41,428,957.71	$0.00	$0.00	$4,344,075.96
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,344,075.96
Residuel Released to Depositor	$0.00	$4,344,075.96	$0.00	$0.00	$0.00
Total		$47,448,644.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$41,428,957.71
Total					$41,428,957.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$24,251,579.42	$39.31	$11,519.50	$0.02	$24,263,098.92	$39.33
Class A-3 Notes	$17,177,378.29	$26.11	$394,800.00	$0.60	$17,572,178.29	$26.71
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$41,428,957.71	$20.31	$804,363.91	$0.39	$42,233,321.62	$20.70

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$24,251,579.42	0.0393120	$0.00	0.0000000
Class A-3 Notes	$658,000,000.00	1.0000000	$640,822,621.71	0.9738946
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$999,311,579.42	0.4898922	$957,882,621.71	0.4695825

Pool Information
Weighted Average APR	4.608%	4.599%
Weighted Average Remaining Term	44.20	43.32
Number of Receivables Outstanding	55,686	54,213
Pool Balance	$1,045,496,677.67	$1,001,572,739.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,004,599,255.88	$962,511,439.09
Pool Factor	0.5028954	0.4817675

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$15,023,591.09
Yield Supplement Overcollateralization Amount	$39,061,300.39
Targeted Overcollateralization Amount	$43,690,117.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,690,117.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		216	$651,064.21
(Recoveries)		86	$105,555.53
Net Losses for Current Collection Period			$545,508.68
Cumulative Net Losses Last Collection Period			$6,755,620.03
Cumulative Net Losses for all Collection Periods			$7,301,128.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.63%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.76%	870	$17,614,629.37
61-90 Days Delinquent	0.24%	108	$2,392,481.54
91-120 Days Delinquent	0.05%	23	$492,091.76
Over 120 Days Delinquent	0.10%	46	$1,036,472.78
Total Delinquent Receivables	2.15%	1,047	$21,535,675.45

Repossession Inventory:
Repossessed in the Current Collection Period		65	$1,448,445.51
Total Repossessed Inventory		103	$2,373,580.46

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3042%
Preceding Collection Period			0.7681%
Current Collection Period			0.6396%
Three Month Average			0.5706%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2833%
Preceding Collection Period			0.2963%
Current Collection Period			0.3265%
Three Month Average			0.3020%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer